Subsequent Events (Details Narrative) - USD ($)					12 Months Ended
	Jul. 27, 2022	Jul. 19, 2022	Mar. 02, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Nov. 11, 2021	Aug. 10, 2021	Jun. 23, 2021
Subsequent Event [Line Items]
Debt instrument, principal amount									$ 806,000
Common stock conversion price									$ 0.65
Proceed from loan			$ 128,500
Deferred tax assets, valuation allowance					$ 528,968	$ 367,231
Change in valuation allowance					161,737	$ 68,751
Operating losses carryforward					$ 2,518,895		$ 2,988,584
Operating losses carryforward limitation on use					begin to expire in 2027
Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount										$ 750,000
Mercer Street Global Opportunity Fund LLC [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount								$ 806,000
Common stock conversion price								$ 0.65
Warrant price per share								$ 1.25
Warrant term								3 years
Purchase of warrant								930,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceed from loan			$ 123,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 806,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Payment of services		20,000
Legal Fees		5,000
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 50,000	$ 440,000
Maturity date		Jul. 19, 2023
Debt instrument interest rate stated percentage		5.00%
Common stock conversion price		$ 0.20
Warrants exercised		550,000
Warrant price per share		$ 0.50
Debt conversion, amount	$ 806,000
Number of shares convertible	250,000
Share price	$ 0.20
Convertible Notes Payable [Member] | Subsequent Event [Member] | Mercer Street Global Opportunity Fund LLC [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 440,000
Warrants issued to purchase of common stock		550,000
Proceeds from warrant in consideration		$ 400,000
Convertible Note [Member] | Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount				$ 25,000
Common stock conversion price				$ 0.47
Warrant price per share				$ 0.705
Number of shares convertible				59,415
Warrant term				2 years
Purchase of warrant				14,854